LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity method investments:
Earnings (loss) in equity method investments, net of tax		$ 70	$ (7,464)	$ (2,463)
Fundrise LP [Member]
Equity method investments:
Payment for equity method investments	$ 10,000
Equity Method Investment, Ownership Percentage		98.04%	98.04%
Earnings (loss) in equity method investments, net of tax		$ 174	$ 336	$ 276